EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per Common Share [Abstract]
Components of Calculation of Earnings Per Share

The components of the calculation of basic and diluted earnings per share are as follows:

For the year ended December 31,	2017	2016	2015
Net (loss)/income	$(106,088)	$(18,223)	$173,170

Weighted average common shares outstanding:
Basic	29,159,440	29,157,992	29,157,387
Diluted	29,159,440	29,157,992	29,157,387

Reconciliations of the numerator of the basic and diluted earnings per share computations are as follows:

For the year ended December 31,	2017	2016	2015
Net (loss)/income allocated to:
Common Stockholders	$(106,088)	$(18,223)	$173,170
Participating securities	-	-	-
	$(106,088)	$(18,223)	$173,170